INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Benefit from income taxes	$ 0		$ 8,561	$ 3,875	$ 8,273	$ 8,273	$ (1,445)	$ 0
Income Taxes Paid				100
Increase (decrease) in deferred tax liability	(4,000)		8,600	(4,000)	8,600
IPR&D intangible assets:
Income Taxes
Intangible assets	0			0		14,700	46,400
Vicinium | Europe | IPR&D intangible assets:
Income Taxes
Intangible assets	$ 0	$ 0	0	$ 0	$ 0	$ 14,700	$ 14,700
Impairment of intangible assets		$ 14,700	$ 31,700